Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions		$ 33,848	$ 18,657
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions		33,990	22,919
Non-collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	[1]	52,004	37,798
Voyage and charterhire expenses	[1]	(20,637)	(28,505)
Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues		45,097	26,169
Voyage and charterhire expenses		(6,932)	(7,319)
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	[1]	17,016	10,494
Voyage and charterhire expenses	[1]	(21,191)	(6,425)
Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues		17,016	10,494
Voyage and charterhire expenses		$ (21,191)	$ (6,425)

[1]	This includes amounts arising from transactions with related parties (see note 14).